Shareholders' Equity and Stock-Based Compensation (Details 3) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2011
Restricted Stock Units (RSUs) [Member]
Information about awarded RSUs
Number of units unvested, beginning balance	1,127,900
Number of units, granted	599,300
Number of units, vested	435,400
Number of units, forfeited / cancelled	172,600
Number of units unvested, ending balance	1,119,200
Weighted-average grant-date fair value unvested, beginning balance	$ 30.00
Weighted-average grant-date fair value, granted	$ 36.04
Weighted-average grant-date fair value, vested	$ 36.06
Weighted-average grant-date fair value, forfeited	$ 31.03
Weighted-average grant-date fair value unvested, ending balance	$ 31.26